Related parties (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Nov. 27, 2018
Details of Balances [Abstract]
Total non-current payables with related parties		$ 28,434		$ 33,675
Transactions With Related Party [Abstract]
Financial income		286	$ 296
Financial expenses		$ (101,503)	(100,067)
Algonquin [Member]
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired					16.47%
Ownership interest	25.00%	41.47%		41.47%
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties		$ 4,044		$ 5,328
Total current payables with related parties		25,139		19,352
Total non-current payables with related parties		28,434		$ 33,675
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services received		0	(26,541)
Financial income		7	1,386
Financial expenses		$ (183)	$ (341)
Abengoa [Member]
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit		5 years
Guarantees amount		$ 3,000